CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 549,040
Total current assets	929,595
Total assets	115,942,416
Current liabilities
Total current liabilities	125,034
Contingencies and commitments (Note 16)
Shareholders' Equity
Common stock, $0.00001 par value; 1,000,000 shares authorized, 145,560 shares issued and outstanding at March 31, 2021; and 140,227 shares issued and outstanding at March 31, 2020	359
Additional Paid-in Capital	5,370,137
Retained earnings (accumulated deficit)	(370,494)
Total Reservoir Holdings Inc. shareholders' equity	5,000,002
Total liabilities and shareholders' equity	115,942,416
Reservoir Holdings Inc And Subsidiaries
Current assets
Cash and cash equivalents	9,209,920	$ 58,240,123
Accounts receivable	15,813,384	9,745,206
Amounts due from related parties (Note 11)		5,671
Current portion of royalty advances	12,840,855	13,845,419
Inventory and prepaid expenses	1,406,379	431,029
Total current assets	39,270,538	82,267,448
Intangible assets, net	393,238,010	285,109,108
Investment in equity affiliates	1,591,179	1,498,399
Royalty advances, net of current portion	28,741,225	26,418,020
Property, plant and equipment, net	321,766	602,976
Other assets	781,735	695,252
Total assets	463,944,453	396,591,203
Current liabilities
Accounts payable and accrued liabilities	3,316,768	876,144
Royalties payable	14,656,566	12,169,249
Accrued payroll	1,634,852	1,532,047
Deferred revenue	1,337,987	473,022
Other current liabilities	2,615,488	7,089,780
Amounts due to related parties (Note 11)	290,172
Current portion of loans and secured notes payable	1,000,000	1,000,000
Income taxes payable	533,495	297,112
Total current liabilities	25,385,328	23,437,354
Loans and secured notes payable	211,531,875	171,785,432
Deferred income taxes	19,735,537	16,415,239
Fair value of swaps	4,566,537	7,554,859
Other liabilities	6,739,971	6,306,430
Total liabilities	267,959,248	225,499,314
Shareholders' Equity
Preferred stock, $0.00001 par value 500,000 shares authorized; 82,500 shares issued and outstanding at March 31, 2021 and 2020	81,632,500	81,632,500
Common stock, $0.00001 par value; 1,000,000 shares authorized, 145,560 shares issued and outstanding at March 31, 2021; and 140,227 shares issued and outstanding at March 31, 2020	1	1
Additional Paid-in Capital	110,499,153	102,423,444
Retained earnings (accumulated deficit)	751,496	(9,537,465)
Accumulated other comprehensive income (loss)	2,096,358	(4,385,615)
Total Reservoir Holdings Inc. shareholders' equity	194,979,508	170,132,865
Noncontrolling interest	1,005,697	959,024
Total shareholders' equity	195,985,205	171,091,889
Total liabilities and shareholders' equity	$ 463,944,453	$ 396,591,203